Investment in joint venture (Details Narrative) - INR (₨) ₨ in Thousands				12 Months Ended
	Jun. 19, 2024	Jun. 18, 2024	Sep. 28, 2012	Mar. 31, 2025	Mar. 31, 2026
InvestmentInJointVentureLineItems [Line Items]
Contingent liabilities				₨ 1,146,824	₨ 1,321,163
Share purchase agreement [Member] | Snow Leopard Adventures Private Limited [Member]
InvestmentInJointVentureLineItems [Line Items]
Cash consideration	₨ 9,799
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Contingent liabilities		₨ 4,126